Fixed Assets - Summary of Fixed Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for purchase of fixed assets	R$ 36
Hyperinflationary [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other changes property plant and equipment	R$ 54	R$ 67